Leases - Lease Assets by Segment (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Lease assets	$ 1,508	$ 1,645	$ 1,789
Operating segments | North America
Disclosure of operating segments [line items]
Lease assets	308	345
Operating segments | North Sea
Disclosure of operating segments [line items]
Lease assets	1	7
Operating segments | Offshore Africa
Disclosure of operating segments [line items]
Lease assets	101	126
Operating segments | Oil Sands Mining and Upgrading
Disclosure of operating segments [line items]
Lease assets	1,027	1,080
Head office
Disclosure of operating segments [line items]
Lease assets	$ 71	$ 87